Cash and Bank Balances (Tables)	6 Months Ended
Dec. 31, 2024
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	December 31, 2024	June 30, 2024
	RM	RM
Cash and bank balances	2,202,998	9,987,324
Deposits with a licensed bank	20,862,498	23,373,900
	23,065,496	33,361,224